Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The company has not awarded any stock options to the NEOs, and no NEO or other employee currently holds any unexercised stock options. The timing of equity awards has not and will not be coordinated with the release of material non-public information.

Award Timing Method	The timing of equity awards has not and will not be coordinated with the release of material non-public information
Award Timing Predetermined	false
Award Timing MNPI Considered	true